UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9805

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.9%

Aerospace & Defense - 3.3%
Boeing Co. (The)	30,024	3,955,362
General Dynamics Corp.	10,800	1,675,728
Northrop Grumman Corp.	3,888	831,838
Raytheon Co.	6,912	940,930
United Technologies Corp.	23,544	2,392,070
		9,795,928
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	5,400	380,484
Expeditors International of Washington, Inc.	4,536	233,695
United Parcel Service, Inc., Class B	30,024	3,283,424
		3,897,603
Beverages - 4.8%
Brown-Forman Corp., Class B	4,968	235,682
Coca-Cola Co. (The)	154,872	6,554,183
Coca-Cola European Partners plc	6,480	258,552
Dr. Pepper Snapple Group, Inc.	5,832	532,520
PepsiCo, Inc.	61,128	6,648,892
		14,229,829
Biotechnology - 1.0%
Amgen, Inc.	17,712	2,954,539

Capital Markets - 0.9%
Franklin Resources, Inc.	22,248	791,361
T. Rowe Price Group, Inc.	27,864	1,852,956
		2,644,317
Chemicals - 1.1%
Air Products & Chemicals, Inc.	6,048	909,256
Monsanto Co.	11,016	1,125,835
Praxair, Inc.	9,936	1,200,567
		3,235,658
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	6,264	316,019
Waste Management, Inc.	10,152	647,291
		963,310
Communications Equipment - 0.1%
Motorola Solutions, Inc.	4,752	362,483

Containers & Packaging - 0.1%
Avery Dennison Corp.	2,376	184,829
Bemis Co., Inc.	3,024	154,254
		339,083
Distributors - 0.2%
Genuine Parts Co.	7,344	737,705

Diversified Consumer Services - 0.1%
H&R Block, Inc.	8,424	195,016

Diversified Telecommunication Services - 6.5%
AT&T, Inc.	188,568	7,657,746
CenturyLink, Inc.	18,576	509,540
Verizon Communications, Inc.	213,624	11,104,176
		19,271,462
Electric Utilities - 4.1%
Alliant Energy Corp.	6,912	264,799
American Electric Power Co., Inc.	16,416	1,054,071
Duke Energy Corp.	23,544	1,884,462
Edison International	10,800	780,300
Entergy Corp.	6,264	480,637
Eversource Energy	9,072	491,521
Exelon Corp.	26,136	870,067
FirstEnergy Corp.	11,880	392,990
NextEra Energy, Inc.	12,744	1,558,846
PG&E Corp.	14,688	898,465
Pinnacle West Capital Corp.	3,888	295,449
PPL Corp.	21,816	754,179
Southern Co. (The)	36,720	1,883,736
Xcel Energy, Inc.	15,984	657,582
		12,267,104
Electrical Equipment - 0.7%
Emerson Electric Co.	28,080	1,530,641
Rockwell Automation, Inc.	4,752	581,360
		2,112,001
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	8,640	556,243

Equity Real Estate Investment Trusts (REITs) - 6.6%
AvalonBay Communities, Inc.	7,776	1,382,884
Crown Castle International Corp.	33,912	3,194,849
Equity Residential	16,416	1,056,041
Extra Space Storage, Inc.	4,968	394,509
Federal Realty Investment Trust	3,024	465,484
General Growth Properties, Inc.	25,056	691,546
Host Hotels & Resorts, Inc.	32,184	501,105
Kimco Realty Corp.	41,904	1,213,121
Liberty Property Trust	7,128	287,615
Macerich Co. (The)	6,480	524,038
Public Storage	19,008	4,241,445
Simon Property Group, Inc.	25,488	5,276,271
Weingarten Realty Investors	6,480	252,590
		19,481,498
Food & Staples Retailing - 2.2%
Sysco Corp.	23,544	1,153,891
Wal-Mart Stores, Inc.	73,008	5,265,337
		6,419,228
Food Products - 1.5%
Archer-Daniels-Midland Co.	11,448	482,762
Campbell Soup Co.	4,536	248,119
General Mills, Inc.	20,304	1,297,020
Hershey Co. (The)	6,912	660,787
Hormel Foods Corp.	6,480	245,786
J.M. Smucker Co. (The)	3,240	439,150
Kellogg Co.	5,184	401,605
McCormick & Co., Inc. (Non-Voting)	2,808	280,575
Mead Johnson Nutrition Co.	4,536	358,389
		4,414,193
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	51,408	2,174,044
Medtronic plc	31,752	2,743,373
		4,917,417

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	10,584	822,377

Hotels, Restaurants & Leisure - 3.3%
Carnival Corp.	11,016	537,801
Darden Restaurants, Inc.	7,128	437,089
Marriott International, Inc., Class A	5,184	349,039
McDonald's Corp.	47,952	5,531,743
Starbucks Corp.	31,320	1,695,665
Wyndham Worldwide Corp.	2,592	174,519
Yum! Brands, Inc.	11,880	1,078,823
		9,804,679
Household Durables - 0.1%
Garmin Ltd.	3,672	176,660
Leggett & Platt, Inc.	4,536	206,751
		383,411
Household Products - 5.5%
Church & Dwight Co., Inc.	5,832	279,470
Clorox Co. (The)	4,320	540,778
Colgate-Palmolive Co.	37,152	2,754,449
Kimberly-Clark Corp.	12,960	1,634,774
Procter & Gamble Co. (The)	122,904	11,030,634
		16,240,105
Industrial Conglomerates - 2.3%
3M Co.	27,648	4,872,407
Honeywell International, Inc.	17,928	2,090,226
		6,962,633
Insurance - 1.6%
Arthur J. Gallagher & Co.	8,208	417,541
Everest Re Group Ltd.	2,160	410,335
Marsh & McLennan Cos., Inc.	44,280	2,977,830
Progressive Corp. (The)	31,752	1,000,188
		4,805,894
IT Services - 3.7%
Accenture plc, Class A	21,600	2,638,872
Automatic Data Processing, Inc.	21,816	1,924,171
Broadridge Financial Solutions, Inc.	3,024	204,997
International Business Machines Corp.	26,352	4,186,015
Paychex, Inc.	20,736	1,199,992
Western Union Co. (The)	33,696	701,551
		10,855,598
Leisure Products - 0.2%
Hasbro, Inc.	2,808	222,759
Mattel, Inc.	9,504	287,781
Polaris Industries, Inc.	1,080	83,635
		594,175
Machinery - 0.8%
Cummins, Inc.	5,184	664,330
Illinois Tool Works, Inc.	8,640	1,035,417
PACCAR, Inc.	8,424	495,163
Snap-on, Inc.	1,080	164,117
		2,359,027
Media - 1.4%
Omnicom Group, Inc.	8,208	697,680
Walt Disney Co. (The)	35,640	3,309,530
		4,007,210
Multiline Retail - 0.8%
Nordstrom, Inc.	5,616	291,358
Target Corp.	28,512	1,958,204
		2,249,562
Multi-Utilities - 2.0%
Ameren Corp.	8,640	424,915
CenterPoint Energy, Inc.	11,664	270,955
CMS Energy Corp.	6,912	290,373
Consolidated Edison, Inc.	10,584	796,975
Dominion Resources, Inc.	18,360	1,363,597
DTE Energy Co.	4,536	424,887
MDU Resources Group, Inc.	4,320	109,901
NiSource, Inc.	11,232	270,804
Public Service Enterprise Group, Inc.	22,464	940,568
SCANA Corp.	3,672	265,743
Sempra Energy	6,912	740,897
		5,899,615
Oil, Gas & Consumable Fuels - 4.4%
Exxon Mobil Corp.	150,984	13,177,884

Pharmaceuticals - 12.1%
Bristol-Myers Squibb Co.	36,720	1,979,942
Eli Lilly & Co.	36,720	2,947,147
Johnson & Johnson	121,824	14,391,069
Merck & Co., Inc.	117,288	7,319,944
Pfizer, Inc.	274,104	9,283,903
		35,922,005
Professional Services - 0.1%
Robert Half International, Inc.	4,104	155,377

Road & Rail - 0.8%
Union Pacific Corp.	25,056	2,443,712

Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	12,960	835,272
Intel Corp.	180,576	6,816,744
Linear Technology Corp.	8,208	486,653
Maxim Integrated Products, Inc.	8,640	344,995
QUALCOMM, Inc.	50,544	3,462,264
Texas Instruments, Inc.	35,640	2,501,215
		14,447,143
Software - 3.5%
CA, Inc.	8,424	278,666
Microsoft Corp.	176,472	10,164,787
		10,443,453
Specialty Retail - 3.3%
Foot Locker, Inc.	3,024	204,785
Home Depot, Inc. (The)	46,440	5,975,899
L Brands, Inc.	8,208	580,880
Lowe's Cos., Inc.	22,896	1,653,320
Tiffany & Co.	2,592	188,257
TJX Cos., Inc. (The)	15,984	1,195,284
		9,798,425
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	140,832	15,921,058

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	11,880	665,874

Tobacco - 5.1%
Altria Group, Inc.	110,592	6,992,732
Philip Morris International, Inc.	82,296	8,000,817
		14,993,549
Trading Companies & Distributors - 0.3%
Fastenal Co.	10,368	433,175
W.W. Grainger, Inc.	1,512	339,958
		773,133
Water Utilities - 0.1%
American Water Works Co., Inc.	3,888	290,978

TOTAL COMMON STOCKS (Cost $283,034,989)		292,811,494

EXCHANGE TRADED FUND - 0.0%(a)

SPDR S&P500 ETF Trust (Cost $138,343)	648	140,163

Total Investments - 98.9% (Cost $283,173,332)		292,951,657
Other Assets Less Liabilities - 1.1%		3,136,246
Net assets - 100.0%		296,087,903

(a)	Represents less than 0.05% of net assets.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,642,478
Aggregate gross unrealized depreciation	(1,864,319)
Net unrealized appreciation	$9,778,159
Federal income tax cost of investments	$283,173,498

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.9%

Aerospace & Defense - 0.8%
Cobham plc	18,756	40,858
Meggitt plc	5,796	33,956
Safran SA	2,592	186,425
Thales SA	792	72,975
		334,214
Air Freight & Logistics - 1.4%
bpost SA	3,060	82,824
Deutsche Post AG	13,644	426,567
Royal Mail plc	13,284	84,468
		593,859
Airlines - 0.1%
easyJet plc	2,160	28,255

Auto Components - 0.6%
Cie Generale des Etablissements Michelin	2,268	250,953

Beverages - 4.3%
Anheuser-Busch InBev SA/NV	9,036	1,184,033
Diageo plc	20,664	593,354
		1,777,387
Building Products - 0.2%
Geberit AG	216	94,787

Capital Markets - 0.9%
3i Group plc	20,880	176,436
Amundi SA(a)	540	28,219
Ashmore Group plc	7,236	33,227
Partners Group Holding AG	288	145,574
		383,456
Chemicals - 4.9%
Air Liquide SA	2,880	308,928
BASF SE	12,240	1,046,917
Croda International plc	973	44,035
EMS-Chemie Holding AG	36	19,367
Evonik Industries AG	3,240	109,579
FUCHS PETROLUB SE	324	13,234
FUCHS PETROLUB SE (Preference)	540	24,644
Givaudan SA	108	220,256
Johnson Matthey plc	1,944	83,182
Umicore SA	684	42,915
Yara International ASA	3,384	112,457
		2,025,514
Commercial Services & Supplies - 0.7%
Babcock International Group plc	1,980	26,620
Edenred	2,268	53,053
ISS A/S	1,908	79,217
Securitas AB, Class B	3,024	50,757
Societe BIC SA	468	69,240
		278,887
Communications Equipment - 1.1%
Telefonaktiebolaget LM Ericsson, Class B	63,036	455,807

Construction & Engineering - 1.5%
Boskalis Westminster	1,116	39,763
Bouygues SA	1,476	48,924
Ferrovial SA	4,320	91,999
Skanska AB, Class B	8,100	189,372
Vinci SA	3,204	245,277
		615,335
Consumer Finance - 0.4%
Provident Financial plc	4,536	178,712

Distributors - 0.1%
Inchcape plc	3,348	28,638

Diversified Financial Services - 1.6%
Corp. Financiera Alba SA	288	12,108
Groupe Bruxelles Lambert SA	1,800	159,642
Industrivarden AB, Class A	2,628	52,423
Industrivarden AB, Class C	2,124	39,344
Investment AB Latour, Class B	432	17,699
Investor AB, Class B	9,684	354,585
Pargesa Holding SA	216	14,829
Sofina SA	216	30,864
		681,494
Diversified Telecommunication Services - 5.8%
Deutsche Telekom AG	26,676	447,279
Elisa OYJ	2,952	108,912
Inmarsat plc	3,960	36,265
Orange SA	13,140	205,701
Proximus SADP	2,880	86,044
Swisscom AG	360	171,459
TalkTalk Telecom Group plc	3,996	10,485
TDC A/S*	5,400	31,768
Telefonica Deutschland Holding AG	18,684	75,191
Telefonica SA	42,120	426,720
Telenor ASA	17,028	292,098
Telia Co. AB	43,956	197,118
Vivendi SA	16,092	324,611
		2,413,651
Electric Utilities - 3.3%
EDP - Energias de Portugal SA	16,704	56,109
Endesa SA	7,020	150,523
Enel SpA	56,376	251,394
Fortum OYJ	5,616	90,756
Iberdrola SA	50,112	340,824
Red Electrica Corp. SA	6,912	149,179
SSE plc	11,628	236,843
Terna Rete Elettrica Nazionale SpA	16,488	85,012
		1,360,640
Electrical Equipment - 1.3%
ABB Ltd.*	18,468	415,502
Legrand SA	2,124	125,267
		540,769

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 4.8%
British Land Co. plc (The)	37,404	307,318
Fonciere Des Regions	396	36,919
Gecina SA	1,224	192,781
Hammerson plc	27,216	207,526
Intu Properties plc	23,508	90,511
Land Securities Group plc	23,220	319,122
Segro plc	29,016	171,045
Unibail-Rodamco SE	2,484	669,965
		1,995,187
Food & Staples Retailing - 1.4%
Booker Group plc*	17,064	39,456
Casino Guichard Perrachon SA	396	19,270
Colruyt SA	612	33,948
Distribuidora Internacional de Alimentacion SA	5,508	34,112
ICA Gruppen AB	1,224	40,474
Jeronimo Martins SGPS SA	2,880	49,956
Kesko OYJ, Class B	720	33,175
Koninklijke Ahold Delhaize NV	13,968	318,497
		568,888
Food Products - 5.2%
Nestle SA	25,920	2,046,808
Orkla ASA	8,640	89,294
Tate & Lyle plc	4,356	42,382
		2,178,484
Gas Utilities - 1.0%
Enagas SA	3,780	113,739
Gas Natural SDG SA	3,996	82,157
Snam SpA	40,716	225,855
		421,751
Health Care Equipment & Supplies - 0.3%
Coloplast A/S, Class B	1,584	122,877

Hotels, Restaurants & Leisure - 1.1%
Carnival plc	1,440	70,483
Compass Group plc	15,228	295,728
Sodexo SA	612	72,903
William Hill plc	9,648	38,125
		477,239
Household Durables - 0.1%
Electrolux AB, Series B	2,052	51,519

Household Products - 1.7%
Reckitt Benckiser Group plc	7,524	710,058

Independent Power and Renewable Electricity Producers - 0.1%
Uniper SE*	3,074	37,672

Industrial Conglomerates - 1.7%
Siemens AG	6,120	716,652

Insurance - 2.9%
Admiral Group plc	4,176	111,151
Direct Line Insurance Group plc	38,772	183,731
Euler Hermes Group	432	36,741
Gjensidige Forsikring ASA	2,808	52,420
Sampo OYJ, Class A	11,268	501,454
Swiss Re AG	3,024	273,420
Tryg A/S	2,304	46,247
		1,205,164
IT Services - 0.4%
Amadeus IT Group SA	3,564	178,112

Machinery - 2.2%
Alfa Laval AB	3,996	62,733
ANDRITZ AG	648	35,286
Atlas Copco AB, Class A	7,272	219,245
Atlas Copco AB, Class B	5,148	140,847
IMI plc	2,196	30,637
Kone OYJ, Class B	5,112	259,495
MAN SE	432	45,558
SKF AB, Class A	180	3,118
SKF AB, Class B	4,032	69,699
Sulzer AG	72	7,546
Zardoya Otis SA	4,140	39,826
		913,990
Marine - 0.6%
AP Moeller - Maersk A/S, Class A	36	50,529
AP Moeller - Maersk A/S, Class B	36	52,810
Kuehne + Nagel International AG	936	136,142
		239,481
Media - 2.1%
Eutelsat Communications SA	1,224	25,351
Informa plc	5,292	48,945
ITV plc	40,932	99,536
Pearson plc	6,300	61,623
Publicis Groupe SA	1,908	144,348
RTL Group SA	828	68,792
SES SA, FDR	4,392	107,772
Sky plc	12,420	144,234
WPP plc	8,172	192,564
		893,165
Metals & Mining - 0.1%
Norsk Hydro ASA	9,432	40,656

Multiline Retail - 0.6%
Marks & Spencer Group plc	19,692	84,695
Next plc	2,448	151,875
		236,570
Multi-Utilities - 3.5%
Centrica plc	124,092	367,848
E.ON SE	14,904	105,754
Engie SA	17,784	275,602
National Grid plc	48,276	684,799
Suez	2,952	48,750
		1,482,753
Paper & Forest Products - 0.2%
Mondi plc	3,276	69,067

Personal Products - 4.9%
L'Oreal SA	2,340	442,051

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Unilever NV, CVA	19,980	922,279
Unilever plc	14,616	693,850
		2,058,180
Pharmaceuticals - 19.7%
AstraZeneca plc	11,556	751,163
GlaxoSmithKline plc	42,012	896,644
Novartis AG	23,004	1,812,983
Novo Nordisk A/S, Class B	31,392	1,304,772
Orion OYJ, Class B	1,980	78,080
Recordati SpA	1,224	39,354
Roche Holding AG - BR	324	80,448
Roche Holding AG - Genusschein	8,064	2,004,770
Sanofi	16,308	1,239,634
		8,207,848
Professional Services - 2.0%
Adecco Group AG	1,152	65,004
Bureau Veritas SA	2,700	57,939
Capita plc	5,364	46,684
DKSH Holding AG	144	10,606
Experian plc	7,092	142,241
RELX NV	8,676	155,953
RELX plc	9,576	181,986
SGS SA	72	161,543
		821,956
Real Estate Management & Development - 0.8%
Fastighets AB Balder	360	14,686
PSP Swiss Property AG	360	34,351
Swiss Prime Site AG*	828	72,772
Vonovia SE	5,580	211,358
		333,167
Software - 0.2%
Sage Group plc (The)	7,200	69,024

Specialty Retail - 2.1%
Fielmann AG	468	38,157
Hennes & Mauritz AB, Class B	23,940	676,224
Kingfisher plc	30,744	150,520
		864,901
Textiles, Apparel & Luxury Goods - 1.6%
Christian Dior SE	432	77,459
HUGO BOSS AG	1,116	61,736
Luxottica Group SpA	1,656	79,130
LVMH Moet Hennessy Louis Vuitton SE	2,124	362,339
Swatch Group AG (The)	324	18,049
Swatch Group AG (The) - BR	216	61,208
		659,921
Tobacco - 5.0%
British American Tobacco plc	24,912	1,595,382
Imperial Brands plc	7,092	366,059
Swedish Match AB	3,420	125,664
		2,087,105
Trading Companies & Distributors - 0.2%
Wolseley plc	1,800	101,829

Transportation Infrastructure - 0.7%
Abertis Infraestructuras SA	9,576	149,154
Aeroports de Paris	288	28,572
Atlantia SpA	3,708	94,134
Fraport AG Frankfurt Airport Services Worldwide	288	15,757
		287,617
Water Utilities - 0.5%
Pennon Group plc	3,924	45,468
Severn Trent plc	2,232	72,629
United Utilities Group plc	7,740	100,844
		218,941
Wireless Telecommunication Services - 2.2%
Tele2 AB, Class B	8,892	76,856
Vodafone Group plc	295,704	851,785
		928,641
TOTAL COMMON STOCKS (Cost $40,945,108)		41,220,773

Total Investments - 98.9% (Cost $40,945,108)		41,220,773
Other Assets Less Liabilities - 1.1%		442,988
Net assets - 100.0%		41,663,761

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 9/30/2016 amounts to $28,219, which represents approximately 0.07% of net assets of the fund.

Abbreviations
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,200,062
Aggregate gross unrealized depreciation	(925,139)
Net unrealized appreciation	$274,923
Federal income tax cost of investments	$40,945,850

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

O'Shares FTSE Europe Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of September 30, 2016:
Austria	0.1%
Belgium	3.9%
Denmark	4.0%
Finland	2.6%
France	13.6%
Germany	8.1%
Ireland	0.3%
Italy	1.9%
Luxembourg	0.4%
Netherlands	0.9%
Norway	1.4%
Portugal	0.2%
South Africa	0.2%
Spain	4.2%
Sweden	6.8%
Switzerland	19.1%
United Kingdom	31.0%
United States	0.2%
Other [1]	1.1%
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend Hedged ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND - 88.8%

O'Shares FTSE Europe Quality Dividend ETF (Cost $15,516,229)(a)	663,000	15,378,285

Total Investments - 88.8% (Cost $15,516,229)		15,378,285
Other Assets Less Liabilities - 11.2%		1,945,003
Net assets - 100.0%		17,323,288

(a)	Affiliated company as defined under the Investment Company Act of 1940.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(139,360)
Net unrealized depreciation	$(139,360)
Federal income tax cost of investments	$15,517,645

Investment in a company which was affiliated for the period ending September 30, 2016, was as follows:

Security	Value June 30, 2016	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain/(Loss)
O'Shares FTSE Europe Quality Dividend ETF	$3,574,845	$11,964,855	$–	$15,378,285	$64,832	$–

Further information about the affiliated Underlying Fund may be found herein.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend Hedged ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Forward Foreign Currency Contracts

O'Shares FTSE Europe Quality Dividend Hedged ETF had the following open forward currency contracts as of September 30, 2016:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	JPMorgan Chase Bank NA	10/07/16	(5,030,799)	$6,709,845	$6,535,482	$174,363
U.S. Dollar vs. Danish Krone	JPMorgan Chase Bank NA	10/07/16	(820,103)	123,907	123,789	118
U.S. Dollar vs. Euro	JPMorgan Chase Bank NA	10/07/16	(4,172,571)	4,693,169	4,689,797	3,372
U.S. Dollar vs. Norwegian Krone	JPMorgan Chase Bank NA	10/07/16	(1,101,359)	134,485	137,803	(3,318)
U.S. Dollar vs. Swedish Krona	JPMorgan Chase Bank NA	10/07/16	(5,328,464)	631,143	622,047	9,096
U.S. Dollar vs. Swiss Franc	JPMorgan Chase Bank NA	10/07/16	(3,011,305)	3,108,165	3,106,874	1,291
						$184,922

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.0%

Aerospace & Defense - 0.3%
Singapore Technologies Engineering Ltd.	10,143	24,029

Air Freight & Logistics - 0.1%
Singapore Post Ltd.	10,300	11,029

Airlines - 0.8%
Air New Zealand Ltd.	3,654	4,942
ANA Holdings, Inc.	4,459	12,052
Cathay Pacific Airways Ltd.	5,194	7,233
Japan Airlines Co. Ltd.	427	12,477
Singapore Airlines Ltd.	5,535	42,666
		79,370
Auto Components - 3.3%
Aisin Seiki Co. Ltd.	469	21,281
Bridgestone Corp.	3,528	129,114
Denso Corp.	2,016	79,633
Exedy Corp.	70	1,766
Hyundai Mobis Co. Ltd.	140	34,957
Mando Corp.	14	3,140
NHK Spring Co. Ltd.	371	3,565
Nifco, Inc.	112	5,906
Sumitomo Electric Industries Ltd.	1,512	21,142
Tokai Rika Co. Ltd.	168	3,255
Toyoda Gosei Co. Ltd.	203	4,677
		308,436
Automobiles - 4.1%
Fuji Heavy Industries Ltd.	1,260	46,722
Kia Motors Corp.	721	27,593
Toyota Motor Corp.	5,488	313,190
		387,505
Banks - 0.6%
Concordia Financial Group Ltd.	5,012	21,664
Hang Seng Bank Ltd.	1,800	32,143
		53,807
Beverages - 0.6%
Coca-Cola Amatil Ltd.	854	6,699
Hite Jinro Co. Ltd.	84	1,720
Kirin Holdings Co. Ltd.	2,835	46,795
		55,214
Biotechnology - 1.1%
CSL Ltd.	1,288	105,464

Building Products - 0.2%
Asahi Glass Co. Ltd.	2,415	15,501
Sanwa Holdings Corp.	553	5,303
		20,804
Capital Markets - 1.4%
ASX Ltd.	966	35,601
IOOF Holdings Ltd.	1,393	9,242
Magellan Financial Group Ltd.	308	5,110
Perpetual Ltd.	329	11,758
Platinum Asset Management Ltd.	1,827	7,033
Singapore Exchange Ltd.	11,200	60,869
		129,613
Chemicals - 3.2%
Asahi Kasei Corp.	4,018	31,774
Daicel Corp.	1,071	13,400
Denka Co. Ltd.	1,218	5,232
DuluxGroup Ltd.	1,659	8,379
Hitachi Chemical Co. Ltd.	455	10,361
Incitec Pivot Ltd.	4,410	9,517
JSR Corp.	1,183	18,446
Kaneka Corp.	980	7,694
Kuraray Co. Ltd.	3,255	47,926
Lintec Corp.	322	6,388
Mitsubishi Gas Chemical Co., Inc.	532	7,570
Nippon Kayaku Co. Ltd.	896	9,600
Orica Ltd.	1,400	16,285
Shin-Etsu Chemical Co. Ltd.	1,428	98,740
Ube Industries Ltd.	4,081	7,738
		299,050
Commercial Services & Supplies - 2.1%
Brambles Ltd.	5,544	50,826
Dai Nippon Printing Co. Ltd.	2,905	28,286
Downer EDI Ltd.	791	3,263
KEPCO Plant Service & Engineering Co. Ltd.	98	5,143
Park24 Co. Ltd.	903	29,248
Secom Co. Ltd.	931	69,026
Toppan Forms Co. Ltd.	196	2,044
Toppan Printing Co. Ltd.	1,407	12,616
		200,452
Communications Equipment - 0.1%
VTech Holdings Ltd.	1,169	13,331

Construction & Engineering - 0.3%
CIMIC Group Ltd.	231	5,080
COMSYS Holdings Corp.	448	7,906
Kinden Corp.	658	7,538
Maeda Road Construction Co. Ltd.	364	6,474
Nippo Corp.	182	3,438
		30,436
Construction Materials - 1.1%
Adelaide Brighton Ltd.	2,625	11,129
Boral Ltd.	3,185	16,452
CSR Ltd.	2,548	7,058
Fletcher Building Ltd.	5,908	46,099
James Hardie Industries plc, CDI	1,771	27,539
		108,277
Containers & Packaging - 0.9%
Amcor Ltd.	6,167	71,498
Orora Ltd.	4,368	10,529
		82,027
Distributors - 0.0%(a)
Canon Marketing Japan, Inc.	119	2,200

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	266	6,761

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Diversified Telecommunication Services - 3.8%
Hutchison Telecommunications Hong Kong Holdings Ltd.	8,169	2,770
Nippon Telegraph & Telephone Corp.	882	40,187
PCCW Ltd.	19,000	11,661
Singapore Telecommunications Ltd.	53,564	155,964
Spark New Zealand Ltd.	19,243	50,517
Telstra Corp. Ltd.	23,317	92,428
		353,527
Electric Utilities - 3.9%
AusNet Services	5,117	6,422
Cheung Kong Infrastructure Holdings Ltd.	3,780	32,507
CLP Holdings Ltd.	9,428	97,429
Contact Energy Ltd.	4,774	17,497
Korea Electric Power Corp.	1,519	74,478
Mercury NZ Ltd.	4,081	9,037
Power Assets Holdings Ltd.	13,426	130,868
		368,238
Electrical Equipment - 0.2%
Johnson Electric Holdings Ltd.	1,386	3,534
Mabuchi Motor Co. Ltd.	196	10,723
Ushio, Inc.	343	3,909
		18,166
Electronic Equipment, Instruments & Components - 1.1%
Azbil Corp.	329	9,877
Hirose Electric Co. Ltd.	140	18,249
Kyocera Corp.	1,246	59,344
Venture Corp. Ltd.	2,925	19,350
		106,820
Equity Real Estate Investment Trusts (REITs) - 11.0%
Ascendas REIT	14,161	26,173
CapitaLand Commercial Trust	16,835	19,632
CapitaLand Mall Trust	29,036	46,212
Champion REIT	17,386	10,536
Dexus Property Group	9,156	64,111
Goodman Group	13,531	75,382
GPT Group (The)	16,464	63,751
Kiwi Property Group Ltd.	20,370	22,220
Link REIT	28,483	209,327
Mirvac Group	34,328	58,844
Scentre Group	47,656	171,403
Shopping Centres Australasia Property Group	6,825	11,751
Stockland	16,128	58,748
Suntec REIT	16,422	20,656
Vicinity Centres	23,856	57,871
Westfield Corp.	16,065	119,618
		1,036,235
Food & Staples Retailing - 6.4%
Dongsuh Cos., Inc.	112	2,975
FamilyMart UNY Holdings Co. Ltd.	287	19,102
Lawson, Inc.	623	49,033
Matsumotokiyoshi Holdings Co. Ltd.	175	8,986
Seven & i Holdings Co. Ltd.	2,534	119,037
Sun Art Retail Group Ltd.	10,854	7,487
Wesfarmers Ltd.	7,336	247,572
Woolworths Ltd.	8,106	144,346
		598,538
Food Products - 0.6%
Nisshin Seifun Group, Inc.	812	12,300
Nissin Foods Holdings Co. Ltd.	147	8,899
Toyo Suisan Kaisha Ltd.	196	8,265
Want Want China Holdings Ltd.	22,876	14,157
Wilmar International Ltd.	4,109	9,704
		53,325
Gas Utilities - 1.9%
APA Group	5,999	39,113
Hong Kong & China Gas Co. Ltd.	32,319	61,005
Osaka Gas Co. Ltd.	9,436	39,332
Tokyo Gas Co. Ltd.	9,254	40,903
Towngas China Co. Ltd.*	2,212	1,269
		181,622
Health Care Equipment & Supplies - 1.4%
Ansell Ltd.	497	8,740
Cochlear Ltd.	133	14,350
Fisher & Paykel Healthcare Corp. Ltd.	3,360	24,458
Hoya Corp.	2,016	80,389
		127,937
Health Care Providers & Services - 0.6%
Healthscope Ltd.	3,241	7,614
Miraca Holdings, Inc.	280	13,853
Ryman Healthcare Ltd.	1,400	9,804
Sonic Healthcare Ltd.	1,274	21,458
Suzuken Co. Ltd.	210	6,885
		59,614
Hotels, Restaurants & Leisure - 1.3%
Cafe de Coral Holdings Ltd.	3,409	11,340
Crown Resorts Ltd.	1,505	15,099
Flight Centre Travel Group Ltd.	252	7,016
Kangwon Land, Inc.	945	33,721
SKYCITY Entertainment Group Ltd.	3,514	11,704
Star Entertainment Grp Ltd. (The)	1,904	8,771
Tabcorp Holdings Ltd.	4,361	16,619
Tatts Group Ltd.	6,111	17,069
		121,339
Household Durables - 0.5%
Coway Co. Ltd.	294	25,466
PanaHome Corp.	203	1,608
Sekisui Chemical Co. Ltd.	1,071	15,283
		42,357
Independent Power and Renewable Electricity Producers - 0.2%
Electric Power Development Co. Ltd.	483	11,533
Meridian Energy Ltd.	4,739	8,960
		20,493
Industrial Conglomerates - 1.4%
Hopewell Holdings Ltd.	4,921	17,956
Jardine Matheson Holdings Ltd.	728	44,124
Keppel Corp. Ltd.	8,847	34,974
LG Corp.	343	20,150
NWS Holdings Ltd.	8,069	13,462
		130,666
Insurance - 0.6%
Insurance Australia Group Ltd.	4,823	20,189
Medibank Pvt Ltd.	19,068	36,187
		56,376

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Internet Software & Services - 0.2%
Yahoo Japan Corp.	4,032	16,006

IT Services - 0.5%
Computershare Ltd.	1,729	13,655
Itochu Techno-Solutions Corp.	168	4,293
Nomura Research Institute Ltd.	364	12,473
NS Solutions Corp.	91	1,580
Obic Co. Ltd.	175	9,245
Otsuka Corp.	161	7,592
		48,838
Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	469	14,242
Heiwa Corp.	203	4,490
Sankyo Co. Ltd.	497	16,883
		35,615
Machinery - 3.0%
Amada Holdings Co. Ltd.	1,134	11,691
FANUC Corp.	875	146,978
Glory Ltd.	154	5,041
Hino Motors Ltd.	959	10,143
Hoshizaki Corp.	147	13,326
Komatsu Ltd.	2,933	66,472
Kurita Water Industries Ltd.	665	15,695
OSG Corp.	231	4,569
Yangzijiang Shipbuilding Holdings Ltd.	12,380	6,810
		280,725
Media - 1.0%
Cheil Worldwide, Inc.	252	3,661
Daiichikosho Co. Ltd.	154	6,258
Fairfax Media Ltd.	5,824	4,212
Hakuhodo DY Holdings, Inc.	924	10,749
REA Group Ltd.	119	5,140
Singapore Press Holdings Ltd.	12,262	34,265
SKY Network Television Ltd.	3,920	14,025
SKY Perfect JSAT Holdings, Inc.	469	2,288
Television Broadcasts Ltd.	2,702	10,312
Tokyo Broadcasting System Holdings, Inc.	98	1,520
TV Asahi Holdings Corp.	126	2,304
		94,734
Metals & Mining - 3.2%
BHP Billiton Ltd.	10,136	173,592
Maruichi Steel Tube Ltd.	420	14,433
POSCO	301	62,039
Rio Tinto Ltd.	1,295	51,146
		301,210
Multiline Retail - 0.2%
H2O Retailing Corp.	315	4,448
Harvey Norman Holdings Ltd.	2,786	11,086
Lifestyle International Holdings Ltd.	1,659	2,272
Warehouse Group Ltd. (The)	812	1,730
		19,536
Multi-Utilities - 0.7%
AGL Energy Ltd.	3,563	51,942
DUET Group	4,347	8,350
Vector Ltd.	1,547	3,712
		64,004
Oil, Gas & Consumable Fuels - 1.7%
Caltex Australia Ltd.	1,435	37,611
JX Holdings, Inc.	7,658	30,786
TonenGeneral Sekiyu KK	1,519	15,300
Woodside Petroleum Ltd.	3,423	74,969
		158,666
Personal Products - 1.0%
Kao Corp.	1,526	85,760
Pola Orbis Holdings, Inc.	70	6,228
		91,988
Pharmaceuticals - 3.8%
Astellas Pharma, Inc.	11,655	181,101
Daiichi Sankyo Co. Ltd.	2,779	66,274
Eisai Co. Ltd.	672	41,721
Hisamitsu Pharmaceutical Co., Inc.	203	10,885
Kaken Pharmaceutical Co. Ltd.	98	5,981
KYORIN Holdings, Inc.	238	5,356
Mitsubishi Tanabe Pharma Corp.	1,442	30,687
Santen Pharmaceutical Co. Ltd.	1,267	18,555
		360,560
Professional Services - 0.4%
Recruit Holdings Co. Ltd.	749	30,399
SEEK Ltd.	847	10,086
		40,485
Real Estate Management & Development - 7.0%
Cheung Kong Property Holdings Ltd.	7,203	52,565
City Developments Ltd.	1,589	10,570
Daito Trust Construction Co. Ltd.	854	136,409
Global Logistic Properties Ltd.	11,800	16,184
Henderson Land Development Co. Ltd.	8,057	47,786
Hongkong Land Holdings Ltd.	8,232	58,447
Hysan Development Co. Ltd.	2,660	12,467
Kerry Properties Ltd.	2,618	8,574
Kowloon Development Co. Ltd.	931	930
LendLease Group	1,960	21,058
New World Development Co. Ltd.	21,000	27,293
Nomura Real Estate Holdings, Inc.	350	5,862
Sino Land Co. Ltd.	22,505	39,811
Sumitomo Real Estate Sales Co. Ltd.	77	1,557
Sun Hung Kai Properties Ltd.	9,184	138,661
Swire Pacific Ltd., Class A	2,674	28,805
Swire Properties Ltd.	8,203	24,008
UOL Group Ltd.	1,617	6,653
Wharf Holdings Ltd. (The)	3,542	25,780
		663,420
Road & Rail - 1.7%
Aurizon Holdings Ltd.	9,618	34,593
ComfortDelGro Corp. Ltd.	19,488	40,164
MTR Corp. Ltd.	7,525	41,429
Seino Holdings Co. Ltd.	455	4,749
SMRT Corp. Ltd.	2,981	3,673
West Japan Railway Co.	623	38,377
		162,985
Semiconductors & Semiconductor Equipment - 0.5%
Disco Corp.	126	14,794
Tokyo Electron Ltd.	392	34,363
		49,157
Software - 0.2%
Koei Tecmo Holdings Co. Ltd.	168	3,301

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Trend Micro, Inc.	476	16,499
		19,800
Specialty Retail - 0.9%
ABC-Mart, Inc.	63	4,268
Aoyama Trading Co. Ltd.	196	6,736
Autobacs Seven Co. Ltd.	882	12,586
Chow Tai Fook Jewellery Group Ltd.	5,200	3,781
L'Occitane International SA	1,043	2,079
Sa Sa International Holdings Ltd.	3,605	1,529
Sanrio Co. Ltd.	126	2,296
Shimachu Co. Ltd.	399	9,874
Shimamura Co. Ltd.	91	11,017
USS Co. Ltd.	1,764	29,578
		83,744
Technology Hardware, Storage & Peripherals - 5.4%
Canon, Inc.	4,718	136,208
Samsung Electronics Co. Ltd.	217	314,855
Samsung Electronics Co. Ltd. (Preference)	49	57,393
		508,456
Textiles, Apparel & Luxury Goods - 0.5%
Li & Fung Ltd.	12,810	6,557
Samsonite International SA	3,304	10,607
Texwinca Holdings Ltd.	3,255	2,249
Wacoal Holdings Corp.	728	8,167
Yue Yuen Industrial Holdings Ltd.	4,781	19,726
		47,306
Tobacco - 3.7%
Japan Tobacco, Inc.	6,321	257,109
KT&G Corp.	826	93,749
		350,858
Trading Companies & Distributors - 2.4%
ITOCHU Corp.	3,682	45,886
Marubeni Corp.	4,655	23,697
Mitsui & Co. Ltd.	5,866	80,548
Nagase & Co. Ltd.	497	5,924
Sumitomo Corp.	4,802	53,253
Toyota Tsusho Corp.	609	14,018
		223,326
Transportation Infrastructure - 1.2%
Hopewell Highway Infrastructure Ltd.	9,549	5,823
Hutchison Port Holdings Trust	23,233	10,339
Kamigumi Co. Ltd.	679	5,887
Macquarie Atlas Roads Group	2,296	8,768
SATS Ltd.	5,740	20,965
SIA Engineering Co. Ltd.	2,121	5,771
Sydney Airport	3,710	19,788
Transurban Group	4,585	39,894
		117,235
Wireless Telecommunication Services - 3.2%
M1 Ltd.	3,265	5,747
NTT DOCOMO, Inc.	9,674	244,752
SK Telecom Co. Ltd.	161	33,038
StarHub Ltd.	7,168	18,032
		301,569
TOTAL COMMON STOCKS (Cost $8,653,725)		9,233,281

Total Investments - 98.0% (Cost $8,653,725)		9,233,281
Other Assets Less Liabilities - 2.0%		188,779
Net assets - 100.0%		9,422,060

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

Abbreviations

CDI	CHESS Depositary Interest
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$641,605
Aggregate gross unrealized depreciation	(63,189)
Net unrealized appreciation	$578,416
Federal income tax cost of investments	$8,654,865

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

O'Shares FTSE Asia Pacific Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of September 30, 2016:
Australia	24.3%
China	0.2%
Hong Kong	13.6%
Ireland	0.3%
Japan	41.4%
Luxembourg	0.0	%(a)
New Zealand	2.4%
Singapore	6.7%
South Korea	8.4%
United Kingdom	0.6%
United States	0.1%
Other [1]	2.0%
	100.0%

(a)	Represents less than 0.05% of net assets
[1]	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND - 94.2%

O'Shares FTSE Asia Pacific Quality Dividend ETF (Cost $3,283,839)(a)	134,400	3,678,528

Total Investments - 94.2% (Cost $3,283,839)		3,678,528
Other Assets Less Liabilities - 5.8%		226,860
Net assets - 100.0%		3,905,388

(a)	Affiliated company as defined under the Investment Company Act of 1940.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$394,689
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$394,689
Federal income tax cost of investments	$3,283,839

Investment in a company which was affiliated for the period ending September 30, 2016, was as follows:

Security	Value June 30, 2016	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain/(Loss)
O'Shares FTSE Asia Pacific Quality Dividend ETF	$2,289,280	$1,187,424	$–	$3,678,528	$18,211	$–

Further information about the affiliated Underlying Fund may be found herein.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Forward Foreign Currency Contracts

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF had the following open forward currency contracts as of September 30, 2016:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	JPMorgan Chase Bank NA	10/07/16	(1,139,900)	$873,619	$872,257	$1,362
U.S. Dollar vs. Japanese Yen	JPMorgan Chase Bank NA	10/07/16	(155,752,800)	1,532,698	1,538,252	(5,554)
U.S. Dollar vs. Korean Won	JPMorgan Chase Bank NA	10/11/16	(354,519,900)	324,655	321,881	2,774
U.S. Dollar vs. New Zealand Dollar	JPMorgan Chase Bank NA	10/07/16	(106,100)	78,928	77,147	1,781
U.S. Dollar vs. Singapore Dollar	JPMorgan Chase Bank NA	10/07/16	(297,600)	221,009	218,276	2,733
						$3,096

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

September 30, 2016 (Unaudited)

1.	Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five series of the O’Shares Investments Funds (collectively the ‘‘Funds’’ or individually a ‘‘Fund’’): O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF. FFCM, LLC (the ‘‘Adviser’’) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended.

Each Fund seeks to track the performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). Each Fund is classified as a “diversified” Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

The O’Shares FTSE U.S. Quality Dividend ETF commenced operations on July 14, 2015. The O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF commenced operations on August 19, 2015. The O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF commenced operations on August 25, 2015.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their net asset value. Exchange traded funds held by O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF are valued at the mean of the closing bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the last trade price and are typically categorized as Level 1 in the fair value hierarchy.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2016 (Unaudited)

The following is a summary of the valuations as of September 30, 2016 for each Fund based upon the three levels defined above:

	LEVEL 1- Quoted Prices	LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks/Exchange Traded Fund	Forward Foreign Currency Contracts	Exchange Traded Fund		Totals
O'Shares FTSE U.S. Quality Dividend ETF
Assets:	$292,951,657	$—	—	$—	$292,951,657
Totals:	$292,951,657	$—	—	$—	$292,951,657
O'Shares FTSE Europe Quality Dividend ETF
Assets:	$41,220,773	$—	—	$—	$41,220,773
Totals:	$41,220,773	$—	—	$—	$41,220,773
O'Shares FTSE Europe Quality Dividend Hedged ETF
Assets:	$—	$188,240	15,378,285	$—	$15,566,525
Liabilities:	—	$(3,318)	—	—	$(3,318)
Totals:	$—	$184,922	15,378,285	$—	$15,563,207
O'Shares FTSE Asia Pacific Quality Dividend ETF
Assets:	$9,233,281	$—	—	$—	$9,233,281
Totals:	$9,233,281	$—	—	$—	$9,233,281
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Assets:	$—	$8,650	3,678,528	$—	$3,687,178
Liabilities:	—	$(5,554)	—	—	$(5,554)
Totals:	$—	$3,096	3,678,528	$—	$3,681,624

For the period ended September 30, 2016, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of September 30, 2016, based on levels assigned to securities on June 30, 2016.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts for a variety of reasons, including hedging and extracting investment returns. Forward foreign currency contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward foreign currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency. Position hedging and transaction hedging generally involve a Fund seeking to “lock in” the exchange rate between currencies. Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2016 (Unaudited)

A Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

Except for the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF, no Fund is obligated to actively engage in currency hedging transactions; therefore, such a Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

At or before settlement of a forward foreign currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward foreign currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If a Fund makes delivery of a currency at or before the settlement of a forward foreign currency contract, it may be required to obtain the currency through the conversion of assets into the currency. A Fund may close out a forward foreign currency contract obligating it to purchase currency by selling an offsetting contract. If a Fund engages in an offsetting transaction, it may later enter into a new forward foreign currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward foreign currency contract prices.

For the period ended September 30, 2016, the quarterly average settlement value of the Forward Foreign Currency Contracts held by the Funds was as follows:

	O’Shares FTSE Europe Quality Dividend Hedged ETF	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Average Settlement Value Purchased	$793,123	$147,324
Average Settlement Value Sold	10,287,721	2,587,172

3.	Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Asia-Pacific Risk: Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Authorized Participants Concentration Risk: The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Depositary Receipts Risk: The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend-Paying Stocks Risk: Involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund's purchase of such a company’s securities.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Europe Risk: Decreasing imports or exports, changes in governmental or E.U. regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Exchange-Traded Funds and Other Investment Companies Risk: The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward and Futures Contracts Risk: The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) a Fund may have insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and may have to sell investments at a time when it may be disadvantageous to do so.

Hedging Risk: A Fund’s hedging strategies may not be successful and even if they are successful the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times.

Industry Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

International Closed Market Trading Risk: If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Large Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: A Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Tracking Error Risk: The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Volatility Risk: There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
President
November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 22, 2016

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
November 22, 2016